COMMITMENTS AND CONTINGENT LIABILITIES (Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 694
2018	555
Total	$ 1,249